                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, April 29, 2010
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $190,356 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



AKAMAI TECHNOLOGIES INC		COM	00971T101	12541	399143	399143				399143
AMKOR TECHNOLOGY INC		COM	031652100	2028	286486	286486				286486
BARRETT BILL CORP      		COM	06846N104	463	20700	20700				20700
BLOUNT INTL INC NEW		COM 	095180105	2264	218105	218105				218105
CALPINE CORP      		COM NEW	131347304	26431	2228216	2228216				2228216
CBS CORP NEW			CL B	124857202	2509	179938	179938				179938
CORNERSTONE THERAPEUTICS INC 	COM	21924P103	271	42752	42752				42752
CROWN CASTLE INTL CORP       	COM 	228227104	263	6875	6875				6875
FEDERAL MOGUL CORP        	CL A	313549404	38887	2118016	2118016				2118016
INSULET CORP			COM	45784P101	8259	547340	547340				547340
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	10185	6287137	6287137				6287137
MEDIDATA SOLUTIONS INC       	COM	58471A105	181	11874	11874				11874
PARAMETRIC TECHNOLOGY CORP	COM NEW	699173209	27	1477	1477				1477
PARTNER RE LTD     		COM	G6852T105	16464	206518	206518				206518
PRUDENTIAL FINL INC		COM	744320102	1349	22296	22296				22296
SEALY CORP			COM	812139301	6247	1779813	1779813				1779813
SOLUTIA INC			COM NEW	834376501	37524  	2245610	2245610				2245610
SOVRAN SELF STORAGE INC   	COM	84610H108   	3188     91455 	91455				91455
TIME WARNER CABLE INC		COM	88732J207    	10925    204939	204939   			204939
URS CORP NEW			COM	903236107	4164	83921	83921				83921
VIACOM INC NEW			CL B	92553P201	6186	179938	179938				179938